Other Balance Sheet Accounts (Tables)	12 Months Ended
Jun. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of cash and cash equivalents	Cash and cash equivalents consisted of the following:

	As of June 30,
	2022	2021
	(U.S. $ in thousands)
Cash and bank deposits	$820,959	$739,042
Amounts due from third-party credit card processors	9,059	5,272
Money market funds	555,247	20,966
Commercial paper	—	149,347
Agency securities	—	4,600
Total cash and cash equivalents	$1,385,265	$919,227

Schedule of prepaid expenses and other current assets	Prepaid expenses and other current assets consisted of the following:

	As of June 30,
	2022	2021
	(U.S. $ in thousands)
Prepaid expenses	$40,384	$33,923
Deferred commission	8,806	3,226
Accrued interest income on short-term investments	621	1,411
Other receivables	3,746	6,149
Other current assets	4,520	3,613
Total prepaid expenses and other current assets	$58,077	$48,322

Schedule of current assets held for sale
The major assets classified as held for sale at June 30, 2022 and 2021 and were as follows:

	As of
	June 30, 2022	June 30, 2021
	(U.S. $ in thousands)
Cash and cash equivalents	$2,701	$9,317
Property and equipment, net	$57,482	$34,092

Schedule of detailed information about property, plant and equipment	The estimated useful lives for each asset class are as follows:

Equipment	3 years
Computer hardware and computer-related software	3 years
Furniture and fittings	5 years
Leasehold improvements	Shorter of the remaining lease term or 7 years
Property and equipment, net consisted of the following:

	Equipment	Computer Hardware and Software	Furniture and Fittings	Leasehold Improvements and Other	Construction in progress*	Total
	(U.S. $ in thousands)
As of June 30, 2021
Opening cost balance	$9,652	$12,065	$19,687	$103,100	$11,261	$155,765
Additions	1,077	170	2,051	4,807	21,872	29,977
Transfer to assets held for sale	—	—	—	—	(35,123)	(35,123)
Disposals	(311)	(2,694)	(643)	(1,266)	—	(4,914)
Effect of change in exchange rates	12	(4)	93	355	1,990	2,446
Closing cost balance	10,430	9,537	21,188	106,996	—	148,151

Opening accumulated depreciation	(5,618)	(8,611)	(8,388)	(35,500)	—	(58,117)
Depreciation expense	(2,150)	(1,897)	(3,442)	(16,053)	—	(23,542)
Impairment	—	—	—	(3,676)	—	(3,676)
Effect of change in exchange rates	(7)	4	(31)	(99)	—	(133)
Disposals	230	1,442	602	1,264	—	3,538
Closing accumulated depreciation and impairment	(7,545)	(9,062)	(11,259)	(54,064)	—	(81,930)
Net book balance	$2,885	$475	$9,929	$52,932	$—	$66,221

As of June 30, 2022
Opening cost balance	$10,430	$9,537	$21,188	$106,996	$—	$148,151
Additions	78	16,818	6,409	28,628	—	51,933
Disposals	(1,160)	(7,720)	(2,230)	(14,631)	—	(25,741)
Effect of change in exchange rates	(208)	(311)	(210)	(1,326)	—	(2,055)
Closing cost balance	9,140	18,324	25,157	119,667	$—	172,288

Opening accumulated depreciation	(7,545)	(9,062)	(11,259)	(54,064)	—	(81,930)
Depreciation expense	(1,641)	(1,648)	(3,180)	(12,296)	—	(18,765)
Effect of change in exchange rates	130	88	119	1,083	—	1,420
Disposals	1,153	7,720	2,149	14,519	—	25,541
Closing accumulated depreciation and impairment	(7,903)	(2,902)	(12,171)	(50,758)	—	(73,734)
Net book balance	$1,237	$15,422	$12,986	$68,909	$—	$98,554
The following table sets forth the carrying amounts of property and equipment, net in assets held for sale and the movements during the fiscal year ended June 30, 2022:

Fiscal Year Ended June 30, 2022
(U.S. $ in thousands)
Balance at the beginning of period	$34,092
Additions	26,899
Effect of change in exchange rates	(3,509)
Balance at the end of period	$57,482

Schedule of other non-current assets	Other non-current assets consisted of the following:

	As of June 30,
	2022	2021
	(U.S. $ in thousands)
Security deposits	$948	$4,267
Restricted cash	1,422	11,795
Derivative assets	30,367	3,147
Deferred commission	18,335	5,785
Other	9,668	12,642
Total other non-current assets	$60,740	$37,636

Schedule of trade and other payables	Trade and other payables consisted of the following:

	As of June 30,
	2022	2021
	(U.S. $ in thousands)
Trade payables	$67,355	$40,366
Accrued expenses	161,599	101,940
Accrued bonus	126,687	91,894
Value-added tax payables	14,887	10,152
Current portion of contingent consideration	1,500	6,896
Customer deposits	9,718	8,832
Liabilities held for sale	17,564	949
Other payables	5,598	5,468
Total trade and other payables	$404,908	$266,497

Schedule of current provisions	Current provisions consisted of the following:

	As of June 30,
	2022	2021
	(U.S. $ in thousands)
Employee benefits	$32,796	$24,690
Dilapidation provision	—	458
Total current provisions	$32,796	$25,148

Schedule of non-current provisions	Non-current provisions consisted of the following:

	As of June 30,
	2022	2021
	(U.S. $ in thousands)
Employee benefits	$8,630	$7,255
Dilapidation provision	5,174	5,180
Total non-current provisions	$13,804	$12,435